Note 9 - Equity Method Investments	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
9.
Equity Method Investments:

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:

Entity	Vessel/Hull	Participation % June 30, 2018	Date Established /Acquired

Steadman Maritime Co.	Ensenada	49%	July 1, 2013
Marchant Maritime Co.	Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Cape Akritas	49%	June 6, 2013
Hyde Maritime Co.	Cape Tainaro	49%	June 6, 2013
Skerrett Maritime Co.	Cape Artemisio	49%	December 23, 2013
Ainsley Maritime Co.	Cape Kortia	25%	June 25, 2013
Ambrose Maritime Co.	Cape Sounio	25%	June 25, 2013
Benedict Maritime Co.	Triton	40%	October 16, 2013
Bertrand Maritime Co.	Titan	40%	October 16, 2013
Beardmore Maritime Co.	Talos	40%	December 23, 2013
Schofield Maritime Co.	Taurus	40%	December 23, 2013
Fairbank Maritime Co.	Theseus	40%	December 23, 2013
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

During the
six
-month period ended
June 30, 2018,
Costamare Ventures contributed
$417
in aggregate to the equity of Steadman Maritime Co. and Horton Maritime Co. During the year ended
December 31, 2017,
Costamare Ventures contributed
$1,428
in aggregate to the equity of Steadman Maritime Co., Horton Maritime Co. and Marchant Maritime Co.

During the year ended
December 31, 2017,
Costamare Ventures contributed
$3,449,
in the aggregate, to the equity of Kemp Maritime Co. and Hyde Maritime Co.

During the year ended
December 31, 2017,
Costamare Ventures contributed
$498,
in the aggregate, to the equity of Ainsley Maritime Co. and Ambrose Maritime Co. and received
$1,250
in aggregate, in the form of a special dividend.

During the year ended
December 31, 2017,
the Company received
$2,980,
in aggregate, from Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co., in the form of special dividend.

In
April 2017,
Skerrett Maritime Co., signed a loan agreement with a bank for an amount up to
$44,000,
to partly finance the construction cost of
Cape Artemisio
which was delivered from the shipyard in
May 2017.
The Company, Costamare Ventures and York through its affiliate Bluebird Holdings L.P., participate as corporate guarantors (Note
13
(c)). During the year ended
December 31, 2017
Costamare Ventures contributed
$798,
in the aggregate, to the equity of Geyer Maritime Co. and
$1,964
to the equity of Skerrett Maritime Co.

During the
six
-month period ended
June 30, 2018,
the Company contributed, in the aggregate, the amount of
$4,875
to Platt Maritime Co. and Sykes Maritime Co. During the year ended
December 31, 2017,
Costamare Ventures contributed
$1,753,
in the aggregate, to the equity of Platt Maritime Co. and Sykes Maritime Co.

For the
six
-month period ended
June 30, 2017
and
2018,
the Company recorded net gains of
$887
and
$5,199,
respectively, on equity method investments, which are separately reflected as Equity gain on investments in the accompanying consolidated statements of income.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2017	June 30, 2018
Non-current assets	$1,069,449	$1,139,292
Current assets	62,170	74,873
Total assets	$1,131,619	$1,214,165

Current liabilities	$55,455	$58,578

	Six-month period ended June 30,
	2017	2018
Voyage revenue	55,065	76,113
Net income	$2,721	$12,865